LONG-TERM DEBT (Details 3) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
NBG Pangaea REIC
Summary Of Outstanding Other Debt Details Textual [Line Items]
Variable rate borrowings	€ 112	€ 113
Variable rate borrowings in Eur	112	113
Stopanska Banka
Summary Of Outstanding Other Debt Details Textual [Line Items]
Fixed rate borrowings	7	9
Fixed rate in Eur	4	7
Fixed rate in MKD	3	2
Variable rate borrowings	1	2
Variable rate borrowings in MKD	€ 1	€ 2